Business combinations and capital reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination [Abstract]
Schedule of reverse recapitalization	Consequently, the weighted average number of ordinary shares outstanding for basic and diluted earnings per share (“EPS”) for the prior periods is as follows:

	December 31, 2021	December 31, 2020
Shares for basic EPS Allego Holding	100	100
Exchange ratio	1,902,702	1,902,702
Adjusted number of shares	190,270,211	190,270,211

Schedule of identifiable assets and liabilities	The assets and liabilities recognized as a result of the acquisition on March 16, 2022, are as follows:

(in €‘000)	Fair value
Property, plant and equipment	90,651
Right-of-use assets	11,055
Lease liabilities	(11,055)
Borrowings (current)	(23,398)
Other working capital (excl. cash and cash equivalents)	166
Cash and cash equivalents	874
Net identifiable assets acquired	68,293

Less: non-controlling interest	(1,259)
Net assets acquired	67,034

Schedule of identifiable assets and liabilities
The following table summarizes the estimated fair values of identifiable assets acquired and liabilities assumed as of the acquisition date (June 7, 2022).

(in €‘000)	Fair value
Property, plant and equipment	181
Right-of-use asset	1,594
Other financial assets	41,984
Derivatives	255
Trade and other receivables	3,240
Intangible Assets	8,681
Cash and cash equivalents	1,343
Prepayments	—
Current Tax Liabilities	(405)
Defined benefit provision	(386)
Deferred tax liabilities	(3,044)
Lease Liabilities	(1,594)
Trade and other payables	(2,587)
Net identifiable assets acquired	49,262

Add: goodwill	10,724
Net assets acquired	59,986
The following table summarizes the operating results of MOMA that were included in the consolidated statement of profit or loss for the year ended December 31, 2022.

(in €‘000)	December 31, 2022
Revenue	3,108
Cost of sales	—
Other income	428
Selling and distribution expenses	(231)
General and administrative expenses	(4,785)
Operating loss	(1,480)

Finance costs	(55)
Loss before income tax	(1,535)

Income tax	(654)
Loss for the year	(2,189)
Goodwill arising from the MOMA acquisition was determined as follows:

(in €‘000)	As at the acquisition date (June 7, 2022)
Cash consideration paid	59,986
Total consideration transferred	59,986

Less: fair value of identifiable net assets acquired	49,262
Goodwill	10,724